Goodwill And Other Intangibles (Tables)	6 Months Ended
Jun. 30, 2011
Goodwill And Other Intangibles
Schedule Of Changes In The Carrying Amount Of Goodwill

(in thousands)	Gross carrying amount
Balance at December 31, 2010	$715,005
Goodwill acquired during the period	1,754,385
Measurement period adjustments	4,937
Effect of currency translation	342

Balance at June 30, 2011	$2,474,669

Schedule Of Other Intangible Assets

	June 30, 2011	December 31, 2010
Indefinite-lived intangibles:
In-process research and development	$337,000	$271,000
Tradenames	59,000	27,000

Total indefinite-lived intangibles	$396,000	$298,000

Definite-lived intangibles:
Licenses (weighted average life of 10 years)	640,466	638,142
Less accumulated amortization	(221,296)	(185,706)

Licenses, net	$419,170	$452,436

Customer relationships (weighted average life of 16 years)	172,000	—
Less accumulated amortization	(421)	—

Tradenames, net	$171,579	$—

Tradenames (weighted average life of 15 years)	46,600	14,600
Less accumulated amortization	(1,778)	(486)

Tradenames, net	$44,822	$14,114

Developed technology (weighted average life of 16 years)	1,849,400	768,400
Less accumulated amortization	(55,209)	(14,614)

Developed technology, net	$1,794,191	$753,786

Service contract	12,166	13,424
Less accumulated amortization	—	—

Service contract, net	$12,166	$13,424

Total definite-lived intangibles, net (weighted average life of 14 years)	$2,441,928	$1,233,760

Other intangibles, net	$2,837,928	$1,531,760

Schedule Of Changes In Gross Carrying Amount Of Other Intangible Assets

(in thousands)	Gross carrying amount
Balance at December 31, 2010:	$1,732,566
AMS acquisition	1,390,000
Patents	2,000
Measurement period adjustments	(8,258)
Other	324

Balance at June 30, 2011	$3,116,632

Schedule Of Estimated Amortization Of Intangibles

2011	$195,496
2012	$234,861
2013	$193,087
2014	$179,719
2015	$179,293